Consolidated Statements of Shareholders' Deficit - CAD ($)		Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Equity at beginning of period at Jan. 31, 2020		$ 6,409,558	$ 3,521,907	$ (10,312,110)	$ (262,552)	$ (643,197)
Balance, value at Jan. 31, 2020	[1]	41,218,008
IfrsStatementLineItems [Line Items]
Net loss				(210,654)		(210,654)	[2]
Foreign exchange translation					36,341	36,341
Cash received from short sell fees
Balance at Jan. 31, 2021		$ 6,409,558	3,521,907	(10,522,764)	(226,211)	(817,510)
Balance, value at Jan. 31, 2021	[1]	41,218,008
IfrsStatementLineItems [Line Items]
Net loss				(1,622,000)		(1,622,000)
Foreign exchange translation					(62,433)	(62,433)
Shares issued for private placement		$ 577,450				577,450
Shares issued for private placement,shares		3,849,668
Share issuance costs		$ (80,512)	58,273			(22,239)
Shares issued for subscription receipts		$ 969,131				969,131
Shares issued for subscription receipts, shares		6,460,872
Share issuance costs		$ (131,914)	92,653			(39,261)
Shares issued for services		$ 12,117				12,117
Shares issued for services, shares		29,411
Share-based compensation			335,194			335,194
Forgiveness of debt with related party			16,925			16,925
Cash received from short sell fees			9,977			9,977
Balance at Jan. 31, 2022		$ 7,755,830	$ 4,034,929	$ (12,144,764)	$ (288,644)	$ (642,649)
Balance, value at Jan. 31, 2022		51,557,959

[1]	Restated for change in presentation currency (Notes 2(c) and 5)
[2]	Restated for change in presentation currency (Notes 2(c) and 5)